Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2010
Registrant Name	dei_EntityRegistrantName	NORTHERN INSTITUTIONAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000710124
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 16, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 16, 2011
Prospectus Date	rr_ProspectusDate	Apr 1, 2011

PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

MONEY MARKET PORTFOLIOS — SHARES

SUPPLEMENT DATED SEPTEMBER 16, 2011 TO PROSPECTUS DATED APRIL 1, 2011

The following replaces the third paragraph under "PORTFOLIO SUMMARIES — Government Select Portfolio — Principal Investment Strategies" on page 9 of the Prospectus:

Under unusual circumstances, as when appropriate securities that are exempt from state taxes are unavailable, the Portfolio also may invest in non-exempt U.S. government securities and cash equivalents, including money market funds, repurchase agreements and time deposits with a maturity of three months or less, and hold uninvested cash. Cash assets are not income-generating and therefore would impact the Portfolio's current yield. During this time, the Portfolio may not meet its investment objective.

Please retain this Supplement with your Prospectus for future reference.

PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

MONEY MARKET PORTFOLIOS — SERVICE & PREMIER SHARES

SUPPLEMENT DATED SEPTEMBER 16, 2011 TO PROSPECTUS DATED APRIL 1, 2011

The following replaces the third paragraph under "PORTFOLIO SUMMARIES — Government Select Portfolio — Principal Investment Strategies" on page 9 of the Prospectus:

Under unusual circumstances, as when appropriate securities that are exempt from state taxes are unavailable, the Portfolio also may invest in non-exempt U.S. government securities and cash equivalents, including money market funds, repurchase agreements and time deposits with a maturity of three months or less, and hold uninvested cash. Cash assets are not income-generating and therefore would impact the Portfolio's current yield. During this time, the Portfolio may not meet its investment objective.

Please retain this Supplement with your Prospectus for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHERN INSTITUTIONAL FUNDS
Prospectus Date	rr_ProspectusDate	Apr 1, 2011
Supplement [Text Block]	cik0000710124_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

MONEY MARKET PORTFOLIOS — SHARES

SUPPLEMENT DATED SEPTEMBER 16, 2011 TO PROSPECTUS DATED APRIL 1, 2011

The following replaces the third paragraph under "PORTFOLIO SUMMARIES — Government Select Portfolio — Principal Investment Strategies" on page 9 of the Prospectus:

Under unusual circumstances, as when appropriate securities that are exempt from state taxes are unavailable, the Portfolio also may invest in non-exempt U.S. government securities and cash equivalents, including money market funds, repurchase agreements and time deposits with a maturity of three months or less, and hold uninvested cash. Cash assets are not income-generating and therefore would impact the Portfolio's current yield. During this time, the Portfolio may not meet its investment objective.

Please retain this Supplement with your Prospectus for future reference.

PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

MONEY MARKET PORTFOLIOS — SERVICE & PREMIER SHARES

SUPPLEMENT DATED SEPTEMBER 16, 2011 TO PROSPECTUS DATED APRIL 1, 2011

The following replaces the third paragraph under "PORTFOLIO SUMMARIES — Government Select Portfolio — Principal Investment Strategies" on page 9 of the Prospectus:

Under unusual circumstances, as when appropriate securities that are exempt from state taxes are unavailable, the Portfolio also may invest in non-exempt U.S. government securities and cash equivalents, including money market funds, repurchase agreements and time deposits with a maturity of three months or less, and hold uninvested cash. Cash assets are not income-generating and therefore would impact the Portfolio's current yield. During this time, the Portfolio may not meet its investment objective.

Please retain this Supplement with your Prospectus for future reference.

Shares | SHARES | NORTHERN INSTITUTIONAL GOVERNMENT SELECT PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000710124_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

MONEY MARKET PORTFOLIOS — SHARES

SUPPLEMENT DATED SEPTEMBER 16, 2011 TO PROSPECTUS DATED APRIL 1, 2011

The following replaces the third paragraph under "PORTFOLIO SUMMARIES — Government Select Portfolio — Principal Investment Strategies" on page 9 of the Prospectus:

Under unusual circumstances, as when appropriate securities that are exempt from state taxes are unavailable, the Portfolio also may invest in non-exempt U.S. government securities and cash equivalents, including money market funds, repurchase agreements and time deposits with a maturity of three months or less, and hold uninvested cash. Cash assets are not income-generating and therefore would impact the Portfolio's current yield. During this time, the Portfolio may not meet its investment objective.

Please retain this Supplement with your Prospectus for future reference.

Service and Premier Shares | SERVICE SHARES | NORTHERN INSTITUTIONAL GOVERNMENT SELECT PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000710124_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

MONEY MARKET PORTFOLIOS — SERVICE & PREMIER SHARES

SUPPLEMENT DATED SEPTEMBER 16, 2011 TO PROSPECTUS DATED APRIL 1, 2011

The following replaces the third paragraph under "PORTFOLIO SUMMARIES — Government Select Portfolio — Principal Investment Strategies" on page 9 of the Prospectus:

Under unusual circumstances, as when appropriate securities that are exempt from state taxes are unavailable, the Portfolio also may invest in non-exempt U.S. government securities and cash equivalents, including money market funds, repurchase agreements and time deposits with a maturity of three months or less, and hold uninvested cash. Cash assets are not income-generating and therefore would impact the Portfolio's current yield. During this time, the Portfolio may not meet its investment objective.

Please retain this Supplement with your Prospectus for future reference.

Service and Premier Shares | PREMIER SHARES | NORTHERN INSTITUTIONAL GOVERNMENT SELECT PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000710124_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

MONEY MARKET PORTFOLIOS — SERVICE & PREMIER SHARES

SUPPLEMENT DATED SEPTEMBER 16, 2011 TO PROSPECTUS DATED APRIL 1, 2011

The following replaces the third paragraph under "PORTFOLIO SUMMARIES — Government Select Portfolio — Principal Investment Strategies" on page 9 of the Prospectus:

Under unusual circumstances, as when appropriate securities that are exempt from state taxes are unavailable, the Portfolio also may invest in non-exempt U.S. government securities and cash equivalents, including money market funds, repurchase agreements and time deposits with a maturity of three months or less, and hold uninvested cash. Cash assets are not income-generating and therefore would impact the Portfolio's current yield. During this time, the Portfolio may not meet its investment objective.

Please retain this Supplement with your Prospectus for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 1, 2011